Stock-Based Compensation- Schedule of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding at beginning of period (in shares)	4,230,162
Options granted (in shares)	2,257,100
Options forfeited (in shares)	(2,761,015)
Outstanding at end of period (in shares)	3,726,247	4,230,162
Options vested and exercisable (in shares)	2,493,026
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 8.92
Options granted (in dollars per share)	1.93
Options forfeited (in dollars per share)	6.73
Outstanding at end of period (in dollars per share)	6.3	$ 8.92
Options vested and exercisable (in dollars per share)	$ 6.78
Stock Option Activity, Additional Disclosures
Options outstanding, weighted average remaining contractual life (in years)	7 years	7 years 9 months 18 days
Options vested and exercisable, weighted average remaining contractual life (in years)	6 years 2 months 12 days
Options outstanding, total intrinsic value	$ 0	$ 0
Options vested and exercisable, total intrinsic value	$ 0